Segment Information - Schedule of Revenue from Contracts with Customers, Profitability Information and Asset Information by Segment and Geographical Areas (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Metal Stamping and Mechanical OEM [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 4,500,000	$ 3,474,000	$ 6,654,000
Cost	3,077,000	2,719,000	4,956,000
Gross Profit	1,423,000	755,000	1,698,000
Selling, general and administrative expenses	1,749,000	1,158,000	1,910,000
Impairment of property, plant and equipment		190,000
Impairment of operating lease right of use assets		302,000
Total operating expenses	1,749,000	1,650,000	1,910
Segment loss	(326,000)	(895,000)	(212,000)
Depreciation expense	6,000	89,000	137,000
Capital expenditure	62,000	65,000	60,000
Metal Stamping and Mechanical OEM [Member] | Sales of products [Member]
Segment Reporting Information [Line Items]
Total revenue	4,500,000	3,474,000	6,654,000
Metal Stamping and Mechanical OEM [Member] | Sub-contracting income [Member]
Segment Reporting Information [Line Items]
Total revenue
Electric OEM [Member]
Segment Reporting Information [Line Items]
Total revenue	2,912,000	2,847,000	3,588,000
Cost	1,865,000	1,894,000	2,145,000
Gross Profit	1,047,000	953,000	1,443,000
Selling, general and administrative expenses	1,149,000	1,210,000	1,538,000
Impairment of property, plant and equipment		145,000
Impairment of operating lease right of use assets		225,000
Total operating expenses	1,149,000	1,580,000	1,538,000
Segment loss	(102,000)	(627,000)	(95,000)
Depreciation expense	3,000	70,000	72,000
Capital expenditure	39,000	53,000	32,000
Electric OEM [Member] | Sales of products [Member]
Segment Reporting Information [Line Items]
Total revenue	2,912,000	2,029,000	3,588,000
Electric OEM [Member] | Sub-contracting income [Member]
Segment Reporting Information [Line Items]
Total revenue		818,000
Corporate [Member]
Segment Reporting Information [Line Items]
Total revenue
Cost
Gross Profit
Selling, general and administrative expenses	107,000	109,000	170,000
Impairment of property, plant and equipment
Impairment of operating lease right of use assets
Total operating expenses	107,000	109,000	170,000
Segment loss	(107,000)	(109,000)	(170,000)
Depreciation expense
Capital expenditure
Corporate [Member] | Sales of products [Member]
Segment Reporting Information [Line Items]
Total revenue
Corporate [Member] | Sub-contracting income [Member]
Segment Reporting Information [Line Items]
Total revenue
Consolidated [Member]
Segment Reporting Information [Line Items]
Total revenue	7,412,000	6,321,000	10,242,000
Cost	4,942,000	4,613,000	7,101,000
Gross Profit	2,470,000	1,708,000	3,141,000
Selling, general and administrative expenses	3,005,000	2,477,000	3,618,000
Impairment of property, plant and equipment		335,000
Impairment of operating lease right of use assets		527,000
Total operating expenses	3,005,000	3,339,000	3,618,000
Segment loss	(535,000)	(1,631,000)	(477,000)
Exchange gain, net	124,000	198,000	32,000
Interest income	203,000	248,000	87,000
Other income	22,000	30,000	38,000
Gain on disposal of property, plant and equipment	333,000	16,000	7,000
Income before income taxes	147,000	(1,139,000)	(313,000)
Depreciation expense	9,000	159,000	209,000
Capital expenditure	101,000	118,000	92,000
Consolidated [Member] | Sales of products [Member]
Segment Reporting Information [Line Items]
Total revenue	7,412,000	5,503,000	10,242,000
Consolidated [Member] | Sub-contracting income [Member]
Segment Reporting Information [Line Items]
Total revenue		$ 818,000